UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end: April 30

Date of reporting period: June 30, 2007

Item 1.  Proxy Voting Record.

Name of Fund:	SINCERE ADVISOR SMALL CAP FUND
Period:	July 1, 2006-June 30, 2007

Company Name	Meeting Date	CUSIP	Ticker
Premium Standard Farms, Inc.	9/14/2006	74060C105	PORK

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
FOR, WITH Exception of Michael J. Zimmerman	With	1. Election of Directors	ISSUER

FOR	With	2. Ratification of Selection of Independent Registered Public Accounting Firm	ISSUER

Company Name	Meeting Date	CUSIP	Ticker
Commonwealth Telephone Enterprises, Inc.	1/25/2007	203349105	CTCO

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
FOR	With	1. Adoption of the Agreement and Planned Merger	ISSUER

Company Name	Meeting Date	CUSIP	Ticker
Imperial Sugar Company	1/30/2007	453096208	IPSU

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
FOR	With	1. Election of Directors	Issuer

FOR	With	2. Ratification of the Appointment of the Independent Registered Public Accounting Firm	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Schnitzer Steel Industries, Inc.	1/31/2007	806882106	SCHN

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
FOR	With	1. Election of Directors	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Principal Executive Officer

Date   7/10/07

* Print the name and title of each signing officer under his or her signature.